Segment and Related Information (Tables)	12 Months Ended
May 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

Summarized financial information concerning our reportable segments for the year ended May 31, 2020 is shown in the following table:

	Revenues	Net Income (loss)	Depreciation and Amortization	Capital Expenditures	Goodwill	Total Assets

Franchise royalties and fees	$523,000	$(124,000)	$-	$-	$699,000	$1,610,000
Company-owned stores	174,000	(330,000)	54,000	142,000	-	1,124,000
Esports revenue	165,000	(345,000)	215,000	9,000	4,456,000	5,750,000
Corporate	-	(1,856,000)	-	-	-	108,000
Total	$862,000	$(2,655,000)	$269,000	$151,000	$5,155,000	$8,592,000